Owners' Capital/Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Owners' Capital/Partners' Equity
Schedule of reconciliation of owners' capital

	Share capital	Contributed surplus	Cash flow hedging reserve	Retained earnings	Total Owners' capital
Balance as of January 1, 2016	72	191,329	(2,527)	10,280	199,154

Capital contributions	—	120,097	—	—	120,097
Profit attributable to GasLog's operations	—	—	—	22,439	22,439
Other comprehensive income attributable to GasLog's operations	—	—	2,527	—	2,527

Total comprehensive income attributable to GasLog's operations	—	—	2,527	22,439	24,966
Net contribution to the Partnership	(12)	(60,660)	—	(6,234)	(66,906)

Balance as of December 31, 2016	60	250,766	—	26,485	277,311

Capital contributions	—	12,000	—	—	12,000
Profit attributable to GasLog's operations	—	—	—	40,628	40,628

Total comprehensive income attributable to GasLog's operations	—	—	—	40,628	40,628
Net contribution to the Partnership	(36)	(137,817)	—	(36,532)	(174,385)

Balance as of December 31, 2017	24	124,949	—	30,581	155,554

Profit attributable to GasLog's operations	—	—	—	12,916	12,916

Total comprehensive income attributable to GasLog's operations	—	—	—	12,916	12,916
Net contribution to the Partnership	(24)	(124,949)	—	(43,497)	(168,470)

Balance as of December 31, 2018	—	—	—	—	—

Schedule of cash distributions

        The Partnership's cash distributions for the years ended December 31, 2016, 2017 and 2018 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 27, 2016	Common	$0.478	February 12, 2016	15,710
April 27, 2016	Common	$0.478	May 13, 2016	15,712
July 27, 2016	Common	$0.478	August 12, 2016	17,077
October 26, 2016	Common	$0.478	November 11, 2016	17,078

Total				$65,577

January 26, 2017	Common	$0.49	February 10, 2017	19,549
April 26, 2017	Common	$0.50	May 12, 2017	20,121
July 26, 2017	Common	$0.51	August 11, 2017	21,001
July 26, 2017	Preference (Series A)	$0.71875	September 15, 2017	4,132
October 25, 2017	Common	$0.5175	November 10, 2017	22,377
November 16, 2017	Preference (Series A)	$0.5390625	December 15, 2017	3,100

Total				$90,280

January 30, 2018	Common	$0.5235	February 14, 2018	22,845
February 8, 2018	Preference (Series A)	$0.5390625	March 15, 2018	3,100
February 8, 2018	Preference (Series B)	$0.33028	March 15, 2018	1,519
April 26, 2018	Common	$0.53	May 11, 2018	24,272
May 11, 2018	Preference (Series A)	$0.5390625	June 15, 2018	3,100
May 11, 2018	Preference (Series B)	$0.5125	June 15, 2018	2,357
July 25, 2018	Common	$0.53	August 10, 2018	24,272
July 25, 2018	Preference (Series A)	$0.5390625	September 17, 2018	3,100
July 25, 2018	Preference (Series B)	$0.5125	September 17, 2018	2,357
October 24, 2018	Common	$0.53	November 9, 2018	25,716
November 15, 2018	Preference (Series A)	$0.5390625	December 17, 2018	3,100
November 15, 2018	Preference (Series B)	$0.5125	December 17, 2018	2,356

Total				$118,094

Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions
Old IDRs	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

	Marginal Percentage Interest in Distributions
New IDRs	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%